COLUMBIA FUNDS SERIES TRUST

COLUMBIA FUNDS SERIES TRUST I

Supplement dated October 18, 2010

to the Prospectuses listed below, each as supplemented

Columbia High Yield Municipal Fund

Supplement to the Prospectuses dated November 1, 2009

Columbia Small Cap Value Fund I

Supplement to the Prospectuses dated November 1, 2009 and September 27, 2010

Columbia Conservative High Yield Fund

Columbia Federal Securities Fund

Columbia Greater China Fund

Columbia Oregon Intermediate Municipal Bond Fund

Columbia International Stock Fund

Columbia Technology Fund

Supplement to the Prospectuses dated January 1, 2010

Columbia Balanced Fund

Columbia Mid Cap Growth Fund

Columbia Small Cap Growth Fund I

Columbia Strategic Investor Fund

Supplement to the Prospectuses dated January 1, 2010 and September 27, 2010

Columbia Asset Allocation Fund

Columbia Disciplined Value Fund

Columbia Liberty Fund

Supplement to the Prospectuses dated February 1, 2010

Columbia Contrarian Core Fund

Columbia Dividend Income Fund

Columbia Large Cap Growth Fund

Columbia Small Cap Core Fund

Supplement to the Prospectuses dated February 1, 2010 and September 27, 2010

Columbia California Tax-Exempt Fund

Columbia Connecticut Tax-Exempt Fund

Columbia Intermediate Municipal Bond Fund

Columbia Connecticut Intermediate Municipal Bond Fund

Columbia Massachusetts Intermediate Municipal Bond Fund

Columbia Massachusetts Tax-Exempt Fund

Columbia New Jersey Intermediate Municipal Bond Fund

Columbia New York Intermediate Municipal Bond Fund

Columbia New York Tax-Exempt Fund

Columbia Rhode Island Intermediate Municipal Bond

Supplement to the Prospectuses dated March 1, 2010

Columbia Tax-Exempt Fund

Supplement to the Prospectuses dated April 1, 2010

Columbia Real Estate Equity Fund

Supplement to the Prospectuses dated April 29, 2010 and September 27, 2010

Columbia Global Value Fund

Columbia Large Cap Index Fund

Columbia Marsico 21st Century Fund

Columbia Marsico Global Fund

Columbia Overseas Value Fund

Columbia Small Cap Growth Fund II

Columbia Small Cap Index Fund

Supplement to the Prospectuses dated July 1, 2010

Columbia Convertible Securities Fund

Columbia International Value Fund

Columbia Large Cap Core Fund

Columbia Large Cap Enhanced Core Fund

Columbia Large Cap Value Fund

Columbia Marsico Focused Equities Fund

Columbia Marsico Growth Fund

Columbia Marsico International Opportunities Fund

Columbia Mid Cap Index Fund

Columbia Mid Cap Value Fund

Columbia Multi-Advisor International Equity Fund

Columbia Small Cap Value Fund II

Supplement to the Prospectuses dated July 1, 2010 and September 27, 2010

Columbia Asset Allocation Fund II

Columbia Blended Equity Fund

Columbia California Intermediate Municipal Bond Fund

Columbia Georgia Intermediate Municipal Bond Fund

Columbia High Income Fund

Columbia International Growth Fund

Columbia LifeGoal® Balanced Growth Portfolio

Columbia LifeGoal® Growth Portfolio

Columbia LifeGoal® Income and Growth Portfolio

Columbia LifeGoal® Income Portfolio

Columbia Maryland Intermediate Municipal Bond Fund

Columbia Masters International Equity Portfolio

Columbia Mid Cap Core Fund

Columbia North Carolina Intermediate Municipal Bond Fund

Columbia Select Opportunities Fund

Columbia Select Small Cap Fund

Columbia Short-Intermediate Bond Fund

Columbia Short Term Municipal Bond Fund

Columbia South Carolina Intermediate Municipal Bond Fund

Columbia Total Return Bond Fund

Columbia Virginia Intermediate Municipal Bond Fund

Columbia World Equity Fund

Supplement to the Prospectuses dated August 1, 2010

Columbia Bond Fund

Columbia Corporate Income Fund

Columbia Emerging Markets Fund

Columbia Energy and Natural Resources Fund

Columbia Intermediate Bond Fund

Columbia Pacific/Asia Fund

Columbia Select Large Cap Growth Fund

Columbia Short Term Bond Fund

Columbia U.S. Treasury Index Fund

Columbia Value and Restructuring Fund

Supplement to the Prospectuses dated August 1, 2010 and September 27, 2010

Columbia Core Bond Fund

Supplement to the Prospectuses dated September 1, 2010

Columbia High Yield Opportunity Fund

Columbia International Bond Fund

Columbia Strategic Income Fund

Supplement to the Prospectuses dated September 27, 2010

•	The section of each prospectus entitled “Choosing a Share Class – Reductions/Waivers of Sales Charges – Repurchases” is deleted in its entirety and replaced with the following disclosure:

Repurchases

Investors can also buy Class A shares without paying a sales charge if the purchase is made from the proceeds of a redemption of any Class A, B, C or T shares of a Fund (other than Columbia Money Market Fund or Columbia Government Money Market Fund) within 90 days, up to the amount of the redemption proceeds. Any CDSC paid upon redemption of your Class A, B, C or T shares of a Fund will not be reimbursed. If your original purchase was in Class T shares, you will be allowed to reinvest in the same Class T shares account and Fund you originally purchased.

To be eligible for these reinstatement privileges, the purchase must be made into an account for the same owner, but does not need to be into the same Fund from which the shares were sold. The Transfer Agent, Distributor or their agents must receive a written reinstatement request from you or your selling and/or servicing agent within 90 days after the shares are redeemed and the purchase of Class A shares through this reinstatement privilege will be made at the NAV of such shares next calculated after the request is received in good order. The repurchased shares will be deemed to have the original purchase date for purposes of applying the CDSC (if any) to subsequent redemptions. Systematic withdrawals and purchases are excluded from this policy.

Shareholders should retain this Supplement for future reference.

C-1000-3 A (10/10)